BORROWINGS	12 Months Ended
Dec. 31, 2019
BORROWINGS
BORROWINGS

23.     BORROWINGS

Group’s borrowings represent interest bearing bank loans and bonds issued in the capital markets. Borrowings are initially recorded at fair value plus transaction costs that are directly attributable to the issue of the financial liability and subsequently measured at amortized cost, using the effective interest rate method.

The Group’s borrowings comprise the following:

	December 31,
	2019	2018
Notes	183,935	117,355
Bank and other loans	159,384	250,780
Total borrowings	343,319	368,135
Less: current portion	(71,746)	(3,063)
Total borrowings, non-current	271,573	365,072

Notes – The Group’s notes consisted of the following:

		Interest rate
		(actual at
		December 31,	December 31,	December 31,
	Currency	2019)	2019	2018
MTS International Notes due 2023	USD	5.00%	27,712	31,090
MTS International Notes due 2020	USD	8.625%	18,616	20,870
MTS PJSC Notes due 2025	RUB	8.00%	14,984	—
MTS PJSC Notes due 2022	RUB	7.70%	14,969	14,958
MTS PJSC Notes due 2023	RUB	6.85%	14,961	—
MTS PJSC Notes due 2026	RUB	7.90%	9,998	—
MTS PJSC Notes due 2022	RUB	9.00%	9,995	9,993
MTS PJSC Notes due 2021	RUB	8.85%	9,995	9,990
MTS PJSC Notes due 2021	RUB	7.10%	9,992	9,988
MTS PJSC Notes due 2025	RUB	7.25%	9,988	9,986
MTS PJSC Notes due 2024	RUB	8.70%	9,982	—
MTS PJSC Notes due 2022	RUB	6.45%	9,973	—
MTS PJSC Notes due 2023	RUB	6.85%	9,351	9,348
MTS PJSC Notes due 2024	RUB	8.60%	7,485	—
MTS PJSC Notes due 2022	RUB	8.40%	4,991	—
MTS PJSC Notes due 2031	RUB	7.50%	891	1,080
MTS PJSC Notes due 2020	RUB	7.90%	40	40
Other			12	12
Total notes			183,935	117,355
Less: current portion			(27,937)	(1,017)
Total notes, non-current			155,998	116,338

The Group has an unconditional obligation to repurchase certain MTS PJSC Notes at par value if claimed by the noteholders subsequent to the announcement of the sequential coupon. The dates of the announcement for each particular note issue are as follows:

MTS PJSC Notes due 2031	March 2021
MTS PJSC Notes due 2023	March 2020

The Group discloses these notes as maturing in 2020 (MTS PJSC Notes due 2023) and in 2021 (MTS PJSC Notes due 2031) in the aggregated maturities schedule as the noteholders have the unilateral right to demand repurchase of the notes at par value upon announcement of new coupons.

Bank and other loans – The Group’s loans from banks and financial institutions consisted of the following:

		Interest rate
		(actual at
		December 31,	December 31,	December 31,
	Maturity	2019)	2019	2018
RUB-denominated:
Sberbank	2020-2024	7.50%-7.91%	103,832	139,515
VTB	2021-2024	6.75%-7.20%	43,893	100,000
Other			11,659	210
			159,384	239,725

USD-denominated:
Citibank			—	10,980
			—	10,980
Other currencies:
Other			—	75
			—	75
Total bank and other loans			159,384	250,780
Less: current portion			(43,809)	(2,046)
Total bank and other loans, non-current			115,575	248,734

Compliance with covenants – Bank loans and notes of the Group are subject to certain covenants limiting the Group’s ability to incur debt, carry out transactions with related parties, create liens on properties, dispose of assets, including GSM and 3G licenses for several license areas, issue guarantees, grant loans to employees and entities, delist notes, delay coupon payments, merge or consolidate MTS PJSC with another entity or be a subject to a court decision to pay over USD 75 million (RUB 4,643 million as of the reporting date, which remains unsatisfied for more than 60 days) or be a subject to a court decision to pay over USD 250 million (RUB 15,476 million as of the reporting date, which remains unsatisfied for more than 180 days) without being appealed, discharged or waived (excluding the total criminal penalty under the agreements with the DOJ).

The Group is required to comply with certain financial ratios and maintain ownership stakes in certain subsidiaries.

The noteholders of MTS International Notes due 2020 and MTS International Notes due 2023 have the right to require the Group to redeem the notes at 101% of their principal amount and related interest, if the Group experiences a change in control.

If the Group fails to meet these covenants, after certain notice and cure periods, the debtholders are entitled to demand accelerated principal repayment.

The Group was in compliance with all existing notes and bank loans covenants as of December 31, 2019.

Available credit facilities – As of December 31, 2019, the Group’s total available unused credit facilities amounted to RUB 363,000 million and related to the following credit lines:

					Available
	Currency	Maturity	Interest rate	Available till	amount
Sberbank	RUB	2024	To be agreed	May 2024	115,000
Sberbank	RUB	2025	To be agreed	August 2025	60,000
Sberbank	RUB	2024	7.90%	June 2020	50,000
Sberbank	RUB	2024	To be agreed	August 2024	20,000
VTB	RUB	2025	CBR[1] key rate +0.5%	March 2020	30,000
VTB	RUB	2028	To be agreed	August 2028	80,000
Rosselhozbank	RUB/USD/EUR	2020	To be agreed	November 2020	5,000
SPB Bank	RUB	2020	To be agreed	March 2020	3,000
Total					363,000

(1) CBR – Central Bank of Russia

In addition, the Group has a credit facility made available by Citibank at an interest rate of MosPrime + 1.50%, with the available amount set up on request and to be repaid within 182 days.

The following table presents the aggregated scheduled maturities of principal and interests on notes and bank loans (gross of debt issuance costs) outstanding for the five years ending December 31, 2024 and thereafter:

	December 31, 2019
		Bank loans
	Notes	and other debt
Payments due in the year ending December 31,
2020	39,847	56,975
2021	32,430	33,156
2022	50,344	11,232
2023	49,797	7,256
2024	21,069	100,019
Thereafter	37,339	—
Contractual undiscounted cash flows	230,826	208,638
Less: unamortized debt issuance costs	(243)	—
Less: interest	(46,648)	(46,979)
Less: debt modification	—	(2,275)
Total debt	183,935	159,384